Schedule of maturities schedule long term debt (Details) - Jun. 30, 2024	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2025	$ 254,357	$ 344,705
2026	51,215	69,406
2027	8,182	11,088
2028	8,182	11,088
2029	285,712	387,197
Total	$ 607,648	$ 823,484